UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21621

Name of Fund: Defined Strategy Fund Inc.

Fund Address: 2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Defined Strategy Fund Inc., 2 World Financial Center, 7th Floor, New York, New York 10281.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1 – Schedule of Investments

Defined Strategy Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Capital Markets - 9.4%	TD Ameritrade Holding Corp. (a)	196,000	$3,437,840

Chemicals - 10.6%	E.I. du Pont de Nemours & Co.	152,764	3,913,814

Computers & Peripherals - 17.0%	Dell, Inc. (a)	244,000	3,350,120
	EMC Corp. (a)	222,000	2,908,200

			6,258,320

Construction & Engineering - 6.2%	Jacobs Engineering Group, Inc. (a)	54,000	2,272,860

Containers & Packaging - 8.1%	Owens-Illinois, Inc. (a)	107,000	2,997,070

Diversified Consumer Services - 5.6%	Apollo Group, Inc. Class A (a)	29,000	2,062,480

Diversified Financial Services - 21.2%	Bank of America Corp. (b)	274,440	3,622,608
	JPMorgan Chase & Co.	122,597	4,181,784

			7,804,392

Diversified Telecommunication	AT&T Inc.	135,529	3,366,540
Services - 18.7%	Verizon Communications, Inc.	113,978	3,502,544

			6,869,084

Food Products - 9.6%	Kraft Foods, Inc.	139,991	3,547,372

Health Care Equipment & Supplies - 7.2%	Zimmer Holdings, Inc. (a)	62,000	2,641,200

IT Services - 6.4%	Alliance Data Systems Corp. (a)	57,000	2,347,830

Independent Power Producers & Energy Traders - 9.0%	The AES Corp. (a)	285,000	3,308,850

Industrial Conglomerates - 7.6%	General Electric Co.	238,475	2,794,927

Internet Software & Services - 8.4%	eBay, Inc. (a)	181,000	3,100,530

Metals & Mining - 9.6%	Alcoa, Inc.	343,193	3,545,184

Pharmaceuticals - 18.5%	Merck & Co., Inc.	127,091	3,553,464
	Pfizer, Inc.	218,155	3,272,325

			6,825,789

Semiconductors & Semiconductor Equipment - 10.4%	Broadcom Corp. Class A (a)	154,000	3,817,660

Software - 24.0%	Adobe Systems, Inc. (a)	107,000	3,028,100
	Autodesk, Inc. (a)	137,000	2,600,260
	Oracle Corp.	150,000	3,213,000

			8,841,360

Textiles, Apparel & Luxury Goods - 10.7%	Coach, Inc.	147,000	3,951,360

	Total Investments (Cost - $84,409,729*) - 218.2%		80,337,922
	Liabilities in Excess of Other Assets - (118.2)%		(43,512,022)

	Net Assets - 100.0%		$36,825,900

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$89,360,359

Gross unrealized appreciation	$7,703,689
Gross unrealized depreciation	(16,726,126)

Net unrealized depreciation	$(9,022,437)

Defined Strategy Fund Inc.
Schedule of Investments as of June 30, 2009 (Unaudited)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Bank of America Corp.	$4,316,396	$448,165	$(101,854)	$5,548

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Variable prepaid forward contracts as of June 30, 2009, expiring January 19, 2010, were as follows:

Shares Held	Issue	Value

285,000	The AES Corp. (a)	$(3,259,915)
107,000	Adobe Systems, Inc. (a)	(2,978,923)
57,000	Alliance Data Systems Corp. (a)	(2,319,877)
29,000	Apollo Group, Inc. Class A (a)	(2,048,485)
137,000	Autodesk, Inc. (a)	(2,564,366)
154,000	Broadcom Corp. Class A (a)	(3,757,538)
147,000	Coach, Inc.	(3,879,448)
244,000	Dell, Inc. (a)	(3,285,704)
222,000	EMC Corp. (a)	(2,862,202)
181,000	eBay, Inc. (a)	(3,049,235)
54,000	Jacobs Engineering Group, Inc. (a)	(2,248,247)
150,000	Oracle Corp.	(3,134,010)
107,000	Owens-Illinois, Inc. (a)	(2,952,194)
196,000	TD Ameritrade Holding Corp. (a)	(3,382,627)
62,000	Zimmer Holdings, Inc. (a)	(2,606,920)

Total (Proceeds - $37,397,427)		$(44,329,691)

Defined Strategy Fund Inc.

Schedule of Investments as of June 30, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments+

	Assets	Liabilities

Level 1	$80,337,922	—
Level 2	—	$(44,329,691)
Level 3	—	—

Total	$80,337,922	$(44,329,691)

+ Other financial instruments are variable prepaid forward contracts.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Defined Strategy Fund Inc.

	By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: August 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Defined Strategy Fund Inc.

Date: August 20, 2009